DEBT (Tables)	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM LOANS

(a) Short-term loans:

		September 30, 2021	September 30, 2020
Xi’an Guosen Micro-Credit Co., Ltd. (“Guosen”)	(1)	$-	$279,276
Xi ‘an Xinchang Micro-lending Co. Ltd. (“Xinchang”)	(2)	12,904	110,241
China Construction Bank (“CCB’)	(3)	28,477	17,640
Bohai Bank	(4)	-	440,962
Huaxia Bank	(5)	-	440,962
Total short-term loans		$41,381	$1,289,081

SCHEDULE OF LONG -TERM LOANS

(b) Long-term loans:

		September 30, 2021	September 30, 2020
Xi’an Investment Holding Co., Ltd.	(6)	$-	$2,204,812
Xi’an High-Tech Emerging Industry Investment Fund Partnership	(7)	1,238,774	1,175,900
Webank Co., Ltd.	(8)	156,377	34,910
Huaxia Bank	(9)	743,264	293,975
Qishang Bank	(10)	387,117	-
Webank Co., Ltd.	(11)	96,005	-
Total		2,621,537	3,709,597
Less: current portion of long-term loans		(448,005)	(1,227,346)
Total long-term loans		$2,173,532	$2,482,251

SCHEDULE OF LINE OF CREDIT

As of the date of this filing, the Company had the availability to borrow an aggregate of approximately $5.9 million (RMB 38 million) line of credit from the following financial institutions before December 2023:

Name of financial institution:	Amount
Huaxia Bank	$1,548,467
Qishang Bank	1,548,467
Bohai Bank	2,013,007
SPD Bank	774,234
Total	$5,884,175

SCHEDULE OF THIRD PARTY LOANS

(c) Third party loans

	September 30, 2021	September 30, 2020
Wei Wang	$-	$440,962
Shaanxi Keyi Technology Co. Ltd.	-	73,494
Biyun Xue	-	9,775
Xi ‘an Kaimei Medical Technology Co., Ltd.	-	166,096
Total third-party loans	$-	$690,327